Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

22.       Subsequent Events:

a)	On January 12, 2026, we repurchased 1,894,357 shares at an average price of $20.00 per share for an aggregate consideration of $37,887.

b)	On January 20, 2026, in connection with the sale of the vessel Star Stonington, which was delivered to its new owners on February 3, 2026, the Company prepaid an amount of $6,650, corresponding to the vessel’s outstanding loan amount under the ESUN $100,000 Facility.

c)	On February 6, 2026, the Company agreed to sell the vessel Star Scarlett, which is expected to be delivered to its new owners by April 2026.

d)	On February 12, 2026, the Company agreed to sell the vessel Star Mariella, which is expected to be delivered to its new owners by April 2026.

e)	On February 18 2026, the Company entered into a committed term sheet with NBG for a loan facility of up to $80,000 (the “NBG $80,000 Facility”). The proceeds of the NBG $80,000 Facility will be used to refinance the then existing NBG $151,085 Facility and prepay the $49,917 loan outstanding thereunder. The NBG $80,000 Facility will mature 4 years after the drawdown and will be secured by first priority mortgages on 15 vessels.

f)	On February 24, 2026 the Company prepaid the amount of $7,631 under the ABN $67,897 Facility in connection with the sale of the vessel Star Scarlett.

g)	On February 25, 2026, the Company’s Board of Directors cancelled the previous share repurchase program under which $37,550 was still outstanding to be repurchased and authorized a new share repurchase program, with similar terms, of up to an aggregate of $100,000.

h)	On February 25, 2026, the Company’s Board of Directors declared a quarterly cash dividend of $0.37 per share payable on or about March 19, 2026 to all shareholders of record as of March 9, 2026.

i)	On February 25, 2026 the Company prepaid the total outstanding amount of $46,264 under the Citi $100,000 Facility.

j)	On March 6, 2026, the Company entered into a conditional sale and purchase agreement with Diana Shipping Inc. (“Diana”) to acquire 16 secondhand vessels from Diana (the “Diana Purchase Agreement”). The Diana Purchase Agreement in particular is conditioned upon the success of Diana’s offer to acquire Genco Shipping & Trading Ltd.